Consolidated statements of cash flows $ in Millions, R in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Statement [line items]
Cash flows from operating activities	$ 1,111.4	$ 845.0	$ 568.7
Cash generated by operations	1,933.9	1,302.8	998.0
Interest received	7.6	6.6	6.8
Change in working capital	(171.8)	(24.6)	(31.9)
Cash generated by operating activities	1,769.7	1,284.8	972.9
Silicosis payment	(3.5)	(4.6)	0.0
Interest paid	(127.2)	(132.0)	(91.0)
Royalties paid	(102.5)	(72.3)	(65.5)
Taxation paid	(278.7)	(181.8)	(190.7)
Net cash from operations	1,257.8	894.1	625.7
Dividends paid	(146.4)	(49.1)	(57.0)
- Owners of the parent	(137.7)	(45.5)	(45.5)
- Non-controlling interest holders	(7.6)	(2.2)	(9.8)
- South Deep BEE dividend	(1.1)	(1.4)	(1.7)
Cash flows from investing activities	(607.4)	(446.8)	(886.8)
Additions to property, plant and equipment	(583.7)	(612.5)	(814.2)
Capital expenditure - working capital	(7.1)	0.0	0.0
Proceeds on disposal of property, plant and equipment	0.7	3.7	78.9
Purchase of Asanko Gold	0.0	(20.0)	(165.0)
Purchase of investments	(0.6)	(6.5)	(19.3)
Redemption of Asanko Preference Shares	37.5	10.0	0.0
Proceeds on disposal of subsidiary	0.0	6.2	0.0
Proceeds on disposal of Maverix	0.0	66.8	0.0
Proceeds on disposal of investments	22.9	112.6	0.5
Loan advanced - contractors	(68.4)	0.0	0.0
Contributions to environmental trust funds	(8.7)	(7.1)	(7.7)
Cash flows from financing activities	(139.8)	(104.6)	151.6
Loans raised	689.8	1,538.0	690.0
Loans repaid	(1,014.2)	(1,604.3)	(535.9)
Payment of principal lease liabilities	(64.4)	(38.3)	(2.5)
Proceeds from the issue of shares	249.0	0.0	0.0
Net cash generated/(utilised)	364.2	293.6	(166.5)
Effect of exchange rate fluctuation on cash held	7.6	1.7	(7.6)
Cash and cash equivalents at beginning of the year	515.0	219.7	393.8
Cash and cash equivalents at end of the year	886.8	515.0	219.7
Arctic Platinum Project [member]
Statement [line items]
Proceeds on disposal of assets	$ 0.0	$ 0.0	$ 40.0